UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-00579

T. Rowe Price Growth Stock Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Item 1. Schedule of Investments

Growth Stock Fund	September 30, 2018

T. ROWE PRICE GROWTH STOCK FUND

Unaudited

Portfolio of Investments‡ (Cost and value in $000s)	Shares/Par	$ Value
COMMON STOCKS 98.7%		
CONSUMER DISCRETIONARY 24.5%		
Auto Components 0.9%		
Aptiv	5,619,784	471,500
		471,500
Automobiles 2.6%		
Ferrari	2,540,253	347,786
Tesla (1)	4,104,490	1,086,746
		1,434,532
Hotels, Restaurants & Leisure 2.8%		
Hilton Worldwide Holdings	1,463,853	118,250
Las Vegas Sands	5,400,700	320,424
McDonald's	2,570,700	430,052
MGM Resorts International	8,317,800	232,150
Wynn Resorts	3,539,859	449,774
		1,550,650
Household Durables 0.3%		
NVR (1)	77,530	191,561
		191,561
Internet & Direct Marketing Retail 14.0%		
Amazon.com (1)	2,747,301	5,502,844
Booking Holdings (1)	732,190	1,452,665
Netflix (1)	2,214,300	828,436
Uber Technologies, Class A, Acquisition Date: 1/16/18, Cost $3,122 (1)(2)(3)	94,698	4,618
		7,788,563
Media 1.3%		
Walt Disney	6,044,096	706,796
		706,796
Multiline Retail 1.6%		
Dollar General	1,846,900	201,866

Dollar Tree (1)	5,136,884	418,913
Dollarama (CAD)	8,859,137	279,084
		899,863
Textiles, Apparel & Luxury Goods 1.0%		
NIKE, Class B	6,857,597	580,976
		580,976
Total Consumer Discretionary		13,624,441
CONSUMER STAPLES 1.2%		
Tobacco 1.2%		
Philip Morris International	8,070,876	658,099
Total Consumer Staples		658,099
FINANCIALS 5.5%		
Banks 0.9%		
First Republic Bank	954,544	91,636
JPMorgan Chase	3,608,650	407,200
		498,836
Capital Markets 3.7%		
Charles Schwab	13,155,700	646,603
Intercontinental Exchange	5,889,626	441,074
Morgan Stanley	6,961,257	324,186
TD Ameritrade Holding	12,517,946	661,323
		2,073,186
Insurance 0.9%		
Chubb	3,878,800	518,363
		518,363
Total Financials		3,090,385
HEALTH CARE 14.6%		
Biotechnology 2.7%		
Alexion Pharmaceuticals (1)	3,524,770	489,978
Celgene (1)	2,758,500	246,858
Vertex Pharmaceuticals (1)	4,066,975	783,869
		1,520,705

Health Care Equipment & Supplies 5.6%		
Becton Dickinson & Company	4,402,333	1,149,009
Intuitive Surgical (1)	1,639,551	941,103
Stryker	5,622,013	998,919
		3,089,031
Health Care Providers & Services 6.3%		
Anthem	2,614,468	716,495
Centene (1)	3,299,954	477,767
Cigna	3,107,842	647,208
HCA Healthcare	205,889	28,643
UnitedHealth Group	5,344,262	1,421,788
WellCare Health Plans (1)	701,422	224,799
		3,516,700
Total Health Care		8,126,436
INDUSTRIALS & BUSINESS SERVICES 8.1%		
Aerospace & Defense 3.3%		
Boeing	4,954,822	1,842,698
		1,842,698
Industrial Conglomerates 1.8%		
Honeywell International	2,757,000	458,765
Roper Technologies	1,833,533	543,111
		1,001,876
Machinery 1.4%		
Fortive (4)	5,909,163	497,552
Wabtec	2,478,789	259,975
		757,527
Professional Services 1.6%		
Equifax	3,324,702	434,106
TransUnion	6,514,626	479,346
		913,452
Total Industrials & Business Services		4,515,553

INFORMATION TECHNOLOGY 40.2%

Internet Software & Services 12.6%		
Alibaba Group Holding, ADR (1)	6,878,116	1,133,239
Alphabet, Class A (1)	1,241,791	1,498,941
Alphabet, Class C (1)	1,393,876	1,663,549
Facebook, Class A (1)	9,534,418	1,568,030
Tencent Holdings (HKD)	28,720,900	1,172,698
		7,036,457
IT Services 10.6%		
ANT International, Class C, Acquisition Date: 6/7/18, Cost $176,501 (1)(2)(3)	31,461,841	176,501
Fidelity National Information Services	3,816,400	416,255
Fiserv (1)	5,251,924	432,653
Mastercard, Class A	7,115,630	1,584,010
PayPal Holdings (1)	6,387,048	561,038
Visa, Class A	12,554,046	1,884,237
Worldpay, Class A (1)	8,066,698	816,915
		5,871,609
Semiconductors & Semiconductor Equipment 2.0%		
ASML Holding	1,836,671	345,331
NVIDIA	2,672,400	750,998
		1,096,329
Software 14.1%		
Activision Blizzard	4,678,800	389,229
Electronic Arts (1)	3,652,176	440,051
Intuit	3,466,016	788,172
Microsoft	25,650,245	2,933,618
Red Hat (1)	4,727,582	644,275
salesforce.com (1)	5,164,535	821,316
ServiceNow (1)	1,582,481	309,581
Symantec	29,245,985	622,355
VMware, Class A (1)	3,010,160	469,766
Workday, Class A (1)	2,992,454	436,838
		7,855,201

Technology Hardware, Storage & Peripherals 0.9%		
Apple	2,337,698	527,712
		527,712
Total Information Technology		22,387,308
MATERIALS 0.6%		
Chemicals 0.6%		
DowDuPont	4,931,300	317,132
Total Materials		317,132
REAL ESTATE 1.2%		
Equity Real Estate Investment Trusts 1.2%		
Crown Castle International, REIT	6,162,791	686,104
		686,104
Real Estate Management & Development 0.0%		
WeWork, Class A, Acquisition Date: 6/23/15, Cost $1,632 (1)(2)(3)	49,621	3,262
		3,262
Total Real Estate		689,366
UTILITIES 1.5%		
Electric Utilities 0.4%		
NextEra Energy	1,200,950	201,279
		201,279
Multi-Utilities 0.8%		
Sempra Energy	3,749,886	426,549
		426,549
Water Utilities 0.3%		
American Water Works	2,142,500	188,476
		188,476
Total Utilities		816,304
Total Miscellaneous Common Stocks 1.3% (5)		720,972
Total Common Stocks (Cost $30,288,306)		**54,945,996**

CONVERTIBLE PREFERRED STOCKS 1.2%

CONSUMER DISCRETIONARY 0.8%

Internet & Direct Marketing Retail 0.8%

Airbnb, Series D, Acquisition Date: 4/16/14, Cost $63,308 (1)(2)(3)	1,554,984	182,571
Airbnb, Series E, Acquisition Date: 7/14/15, Cost $47,972 (1)(2)(3)	515,299	60,501
Uber Technologies, Series A, Acquisition Date: 1/16/18, Cost $445 (1)(2)(3)	13,498	658
Uber Technologies, Series B, Acquisition Date: 1/16/18, Cost $1,193 (1)(2)(3)	36,200	1,766
Uber Technologies, Series C-1, Acquisition Date: 1/16/18, Cost $316 (1)(2)(3)	9,572	467
Uber Technologies, Series C-2, Acquisition Date: 1/16/18, Cost $256 (1)(2)(3)	7,754	378
Uber Technologies, Series C-3, Acquisition Date: 1/16/18, Cost $3 (1)(2)(3)	91	4
Uber Technologies, Series D, Acquisition Date: 1/16/18, Cost $284 (1)(2)(3)	8,606	420
Uber Technologies, Series E, Acquisition Date: 1/16/18, Cost $136 (1)(2)(3)	4,139	202
Uber Technologies, Series G, Acquisition Date: 12/3/15, Cost $93,311 (1)(2)(3)	1,913,210	93,311
Uber Technologies, Series G-1, Acquisition Date: 1/16/18, Cost $1,013 (1)(2)(3)	20,775	1,013
Uber Technologies, Series Seed, Acquisition Date: 1/16/18, Cost $1,139 (1)(2)(3)	34,554	1,685
Xiaoju Kuaizhi, Series A-17, Acquisition Date: 10/19/15, Cost $49,217 (1)(2)(3)	1,794,537	91,400
Total Consumer Discretionary		434,376

INFORMATION TECHNOLOGY 0.2%

Communications Equipment 0.2%

Magic Leap, Series C, Acquisition Date: 1/20/16, Cost $56,026 (1)(2)(3)	2,432,419	65,676

Magic Leap, Series D, Acquisition Date: 10/12/17 Cost $50,853 (1)(2)(3)	1,883,455	50,853
Total Information Technology		116,529
REAL ESTATE 0.2%		
Real Estate Management & Development 0.2%		
WeWork, Series E, Acquisition Date: 6/23/15, Cost $41,323 (1)(2)(3)	1,256,420	82,597
Total Real Estate		82,597
Total Convertible Preferred Stocks (Cost $406,796)		**633,502**
CONVERTIBLE BONDS 0.2%		
Caesars Entertainment, 5.00%, 10/1/24	61,251,202	100,005
Total Convertible Bonds (Cost $117,535)		**100,005**
SHORT-TERM INVESTMENTS 0.0%		
Money Market Funds 0.0%		
T. Rowe Price Government Reserve Fund, 2.09% (6)(7)	15,861,355	15,861
Total Short-Term Investments (Cost $15,861)		**15,861**
SECURITIES LENDING COLLATERAL 0.7%		
Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 0.7%		
Short-Term Funds 0.7%		
T. Rowe Price Short-Term Fund, 2.16% (6)(7)	38,388,700	383,887
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company		383,887
Total Securities Lending Collateral (Cost $383,887)		**383,887**
Total Investments in Securities 100.8% of Net Assets (Cost $31,212,385)		**$ 56,079,251**

‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy. See Note 2.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GROWTH STOCK FUND
Unaudited

NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Growth Stock Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks long-term capital growth through investments in stocks.

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date basis.

Currency Translation
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction.

New Accounting Guidance
In March 2017, the FASB issued amended guidance to shorten the amortization period for certain callable debt securities held at a premium. The guidance is effective for fiscal years and interim periods beginning after December 15, 2018. Adoption will have no effect on the fund’s net assets or results of operations.

Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class's net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2018 (for further detail by category, please refer to the accompanying Portfolio of Investments):

There were no material transfers between Levels 1 and 2 during the period ended September 30, 2018.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2018. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2018, totaled $57,376,000 for the period ended September 30, 2018. Transfers into and out of Level 3 are reflected at the value of the financial instrument at the beginning of the period. During the period, transfers out of Level 3 were because observable market data became available for the security.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Securities Lending
The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities, valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying Portfolio of Investments, but collateral received in the form of securities is not. At September 30, 2018, the value of loaned securities was $373,680,000; the value of cash collateral and related investments was $383,887,000.

NOTE 4 – RELATED PARTY TRANSACTIONS

The fund may invest its cash reserves in certain open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds, or the T. Rowe Price Short-Term Fund, a short-term bond fund (collectively, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending is invested in the T. Rowe Price Short-Term Fund. The Price Reserve Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Growth Stock Fund, Inc.

	By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date November 21, 2018

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date November 21, 2018

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date November 21, 2018